Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Aug. 15, 2013
Condensed Financial Statements, Captions [Line Items]
Percentage of Ownership in Wholly on Subsidiary by Parent	100.00%
Trinity Acquisition Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes, outstanding balance		$ 525